CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in acquisition	¥ 23,871	¥ 0	¥ 0
Cash disposed in divestiture	¥ 306,555	¥ 0	¥ 0